Stock-Based Compensation and Equity Plans (Details 2) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
2013 Stock Incentive Plan
Total stock-based compensation expense	$ 1,666	$ 146	$ 220	$ 62
Included in research and development expense
2013 Stock Incentive Plan
Total stock-based compensation expense	791	125
Included in general and administrative expense
2013 Stock Incentive Plan
Total stock-based compensation expense	$ 875	$ 21